Consolidated Statements of Cash Flows - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit for the period		$ 31,177	$ 5,569	$ 68,985	$ 107,372
Income and expenses not associated with cash flows:
Depreciation and amortization		47,384	37,228	98,106	71,017
Finance expenses, net		50,512	48,685	85,215	71,073
Share-based compensation		4,941	1,284	10,042	2,994
Taxes on income		10,220	955	22,498	25,606
Tax benefits		(39,014)	(18,861)	(79,764)	(38,972)
Other income (expenses), net		688	(3,479)	(1,063)	(2,374)
Company’s share in losses of investee partnerships		428	418	1,421	1,645
Gains from projects disposals		(453)	(566)	(889)	(97,828)
Total income and expenses not associated with cash flows		74,706	65,664	135,566	33,161
Changes in assets and liabilities items:
Change in other receivables		(1,747)	(3,737)	289	(4,593)
Change in trade receivables		(18,676)	(509)	(20,153)	(20,885)
Change in other payables		23,657	12,866	19,631	21,470
Change in trade payables		(20,890)	(10,452)	(14,161)	(2,650)
Total changes in assets and liabilities items		(17,656)	(1,832)	(14,394)	(6,658)
Income Tax paid		(3,774)	(7,598)	(5,359)	(8,673)
Net cash from operating activities		84,453	61,803	184,798	125,202
Cash flows for investing activities
Sale (Acquisition) of consolidated entities, net		(14,423)	(3,205)	(14,657)	33,018
Sale of investee entities		29,208	0	29,208	0
Changes in restricted cash and bank deposits, net		53,937	10	280,883	8,186
Purchase, development, and construction in respect of projects		(723,463)	(402,160)	(1,332,696)	(658,022)
Interest receipts	[1]	8,978	3,822	15,518	6,334
Loans provided and investment in investees		(8,912)	(18,894)	(28,320)	(26,324)
Repayment of loans to investees		8,134	0	22,504	30,815
Payments on account of acquisition of consolidated Company		(7,874)	0	(7,874)	(7,447)
Purchase of long-term financial assets measured at fair value through profit or loss, net		(22,735)	(207)	(24,999)	(3,247)
Net cash used in investing activities		(677,150)	(420,634)	(1,060,433)	(616,687)
Cash flows from financing activities
Receipt of loans from banks and other financial institutions		609,635	531,106	1,387,800	674,684
Repayment of loans from banks and other financial institutions		(71,388)	(114,439)	(601,846)	(223,361)
Interest paid	[1]	(26,256)	(18,089)	(61,825)	(40,387)
Issuance of debentures		345,933	0	345,933	125,838
Issuance of convertible debentures		0	0	0	114,685
Repayment of debentures		0	0	0	(21,994)
Dividends and distributions by subsidiaries to non-controlling interest		(37,842)	(8,682)	(37,842)	(8,682)
Proceeds from investments by tax-equity investors		0	0	121,068	0
Repayment of tax-equity investment		(3,850)	(10,952)	(5,837)	(10,952)
Deferred borrowing costs		(39,636)	(11,419)	(51,410)	(46,618)
Receipt of loans from non-controlling interests		0	182	14	182
Repayment of loans from non-controlling interests		(3,539)	0	(3,539)	0
Increase in holding rights of consolidated entity		0	0	0	(1,392)
Issuance of shares		0	0	419,317	0
Exercise of share options		18	19	35	30
Repayment of lease liability		(938)	(1,745)	(3,767)	(5,803)
Proceeds from investment in entities by non-controlling interest		0	5,067	0	12,799
Net cash from financing activities		772,137	371,048	1,508,101	569,029
Increase in cash and cash equivalents		179,440	12,217	632,466	77,544
Balance of cash and cash equivalents at beginning of period		978,761	449,530	528,497	387,427
Effect of exchange rate fluctuations on cash and cash equivalents		5,533	18,712	2,771	15,488
Cash and cash equivalents at end of period		$ 1,163,734	$ 480,459	$ 1,163,734	$ 480,459

[1]	See Appendix 4 for additional information regarding the change in presentation of interest receipts and interest paid